Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Assets and Liabilities Measured at Fair Value on a Recurring and Non-Recurring Basis

There are no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2016 or 2015. The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015:

December 31, 2016
Description for Each Class of Asset or Liability ($ in thousands)	Level 1	Level 2	Level 3	Total
Assets at fair value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$97,836	$396,928	$6,573	$501,337
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies, at fair value option(1)	—	14,615	—	14,615
Obligations of U.S. States and Political Subdivisions	—	709,737	—	709,737
Foreign government	—	28,055	—	28,055
All other corporate securities	—	5,867,475	19,351	5,886,826
ABS	—	481,628	26,135	507,763
CMBS	—	381,262	—	381,262
RMBS	—	183,145	—	183,145
Equity securities	5,100	—	—	5,100
Short term investments	129,660	—	—	129,660
Other invested assets
Equity options	19,090	—	—	19,090
Futures	(141)	—	—	(141)
Separate accounts assets	1,342,220	—	—	1,342,220

Total assets at fair value	$1,593,765	$8,062,845	$52,059	$9,708,669

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(55,871)	$(55,871)
Equity indexed life contracts	—	(23,803)	—	(23,803)
Guaranteed minimum accumulation benefits	—	—	(6,724)	(6,724)
Guaranteed minimum withdrawal benefits	—	—	(111)	(111)
Separate accounts liabilities	(1,342,220)	—	—	(1,342,220)

Total liabilities at fair value	$(1,342,220)	$(23,803)	$(62,706)	$(1,428,729)

(1)	Embedded derivatives within fixed maturity securities held at fair value option are reported with the host investment. The change in fair value of embedded derivatives are reported in Realized Investment Gains, net in the Consolidated Statement of Operations and Comprehensive Income (Loss).

December 31, 2015
Description for Each Class of Asset or Liability ($ in thousands)	Level 1	Level 2	Level 3	Total
Assets at fair value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$10,621	$157,957	$—	$168,578
Obligations of U.S. States and Political Subdivisions	—	720,757	—	720,757
Foreign government	—	61,643	—	61,643
All other corporate securities	—	5,727,155	11,520	5,738,675
ABS	—	522,531	14,260	536,791
CMBS	—	506,699	—	506,699
RMBS	—	212,799	—	212,799
Short term investments	166,358	18,462	—	184,820
Other invested assets
Equity options	17,627	—	—	17,627
Futures	108	—	—	108
Separate accounts assets	1,395,141	—	—	1,395,141

Total assets at fair value	$1,589,855	$7,928,003	$25,780	$9,543,638

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(64,138)	$(64,138)
Equity indexed life contracts	—	(11,701)	—	(11,701)
Guaranteed minimum accumulation benefits	—	—	(7,499)	(7,499)
Guaranteed minimum withdrawal benefits	—	—	(315)	(315)
Separate accounts liabilities	(1,395,141)	—	—	(1,395,141)

Total liabilities at fair value	$(1,395,141)	$(11,701)	$(71,952)	$(1,478,794)

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2016 and 2015.

December 31, 2016
($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(55,871)	Option Pricing Technique	Projected Option Cost	1.40% - 1.84%	1.45%

December 31, 2015
($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(64,138)	Option Pricing Technique	Projected Option Cost	1.40% - 2.11%	1.70%

Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis for the years ended December 31, 2016 and 2015 and the period from April 1, 2014 through December 31, 2014:

($ in thousands)	Balance, January 1, 2016	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2016
Assets
Fixed income maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$—	$(491)	$187	$—	$—	$6,877	$—	$—	$—	$6,573
All other corporate securities	11,520	(123)	(246)	15,370	(4,483)	—	(955)	—	(1,732)	19,351
ABS	14,260	(53)	347	3,093	—	11,165	—	—	(2,677)	26,135
Liabilities
Equity indexed annuity contracts	(64,138)	8,267	—	—	—	—	—	—	—	(55,871)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits(1)	(7,814)	979	—	—	—	—	—	—	—	(6,835)

($ in thousands)	Balance, January 1, 2015	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2015
Assets
Fixed income maturities
All other corporate securities	$7,336	$(282)	$30	$13,255	$(2,386)	$—	$—	$—	$(6,433)	$11,520
ABS	5,250	134	(2,338)	17,191	—	—	(5,000)	—	(977)	14,260
CMBS	2,693	23,506	314	—	—	—	(20,192)	—	(6,321)	—
Short-term investments	23,713	14	—	—	—	—	—	—	(23,727)	—
Liabilities
Equity indexed annuity contracts	(63,660)	(478)	—	—	—	—	—	—	—	(64,138)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits(1)	(6,733)	(1,081)	—	—	—	—	—	—	—	(7,814)

($ in thousands)	Balance, April 1, 2014	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2014
Assets
Fixed income maturities
All other corporate securities	$396,694	$4,514	$(7,472)	$—	$(289,172)	$—	$(97,228)	$—	$—	$7,336
ABS	436	—	(55)	—	—	4,930	—	—	(61)	5,250
CMBS	3,397	2,179	(314)	—	—	—	—	—	(2,569)	2,693
Short-term investments	24,095	29	—	—	—	—	(411)	—	—	23,713
Liabilities
Equity indexed annuity contracts	(58,038)	(5,622)	—	—	—	—	—	—	—	(63,660)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits(1)	(8,499)	1,766	—	—	—	—	—	—	—	(6,733)

(1)	These amounts are 100% ceded in accordance with the Company’s reinsurance agreements.

Schedule of Carrying Value of Financial Instruments Presented in Consolidated Balance Sheet

The following table presents the fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value as of December 31, 2016 and 2015:

December 31, 2016 ($ in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Commercial mortgage loans	$—	$—	$1,465,113	$1,465,113
Policy loans	—	—	178,890	178,890
Cash	648	—	—	648
Vehicle note	—	—	684,855	684,855

Total assets at fair value	$648	$—	$2,328,858	$2,329,506

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$5,418,188	$5,418,188
Other long-term debt	—	—	684,855	684,855

	$—	$—	$6,103,043	$6,103,043

December 31, 2015 ($ in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Commercial mortgage loans	$—	$—	$1,536,638	$1,536,638
Policy loans	—	—	186,827	186,827
Cash	49,121	—	—	49,121
Vehicle note	—	—	638,270	638,270

Total assets at fair value	$49,121	$—	$2,361,735	$2,410,856

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$5,967,973	$5,967,973
Other long-term debt	—	—	638,270	638,270

	$—	$—	$6,606,243	$6,606,243

Predecessor
Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the period from January 1, 2014 through March 31, 2014.

($ in thousands)		Total gains (losses) included in:
	Balance as of January 1, 2014	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(267,859)	$18,525	$—	$—	$—

Total recurring Level 3 liabilities	$(267,859)	$18,525	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of March 31, 2014
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3,764)	$2,612	$(250,486)

Total recurring Level 3 liabilities	$—	$—	$(3,764)	$2,612	$(250,486)

(1)	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company’s reinsurance agreements.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level 3 Assets and Liabilities Held

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities.

($ in thousands)	Period from January 1, 2014 through March 31, 2014
Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$18,525

Total recurring Level 3 liabilities	$18,525